Consolidated Statements of Financial Position - ARS ($)	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Investment properties	$ 293,294,000,000	$ 300,337,000,000
Property plant and equipment	7,990,000,000	6,799,000,000
Trading Properties	3,041,000,000	2,696,000,000
Intangible assets	3,379,000,000	3,936,000,000
Right-of-use assets	1,242,000,000	1,330,000,000
Investments in associates and joint ventures	16,134,000,000	19,948,000,000
Deferred income tax assets	76,000,000	731,000,000
Income tax credit	24,000,000	49,000,000
Trade and other receivables	4,336,000,000	4,669,000,000
Investments in financial assets	857,000,000	1,997,000,000
Total non-current assets	330,373,000,000	342,492,000,000
Current assets
Trading properties	193,000,000	187,000,000
Inventories	125,000,000	118,000,000
Income tax credit	54,000,000	271,000,000
Trade and other receivables	10,831,000,000	13,898,000,000
Investments in financial assets	18,440,000,000	5,192,000,000
Cash and cash equivalents	12,776,000,000	3,167,000,000
Total current assets	42,419,000,000	22,833,000,000
TOTAL ASSETS	372,792,000,000	365,325,000,000
SHAREHOLDERS' EQUITY
Shareholders' equity attributable to equity holders of the parent (according to corresponding statement)	158,853,000,000	101,394,000,000
Non-controlling interest	10,874,000,000	34,259,000,000
TOTAL SHAREHOLDERS' EQUITY	169,727,000,000	135,653,000,000
Non-current liabilities
Borrowings	13,052,000,000	76,619,000,000
Lease liabilities	1,148,000,000	1,397,000,000
Deferred income tax liabilities	98,590,000,000	112,735,000,000
Trade and other payables	3,557,000,000	2,274,000,000
Provisions	196,000,000	187,000,000
Derivative financial instruments	0	15,000,000
Salaries and social security liabilities	93,000,000	141,000,000
Total non-current liabilities	116,636,000,000	193,368,000,000
Current liabilities
Borrowings	61,682,000,000	25,268,000,000
Lease liabilities	80,000,000	89,000,000
Trade and other payables	8,524,000,000	8,368,000,000
Income tax liabilities1	15,118,000,000	1,543,000,000
Provisions	198,000,000	241,000,000
Derivative financial instruments	16,000,000	79,000,000
Salaries and social security liabilities	811,000,000	716,000,000
Total current liabilities	86,429,000,000	36,304,000,000
TOTAL LIABILITIES	203,065,000,000	229,672,000,000
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 372,792,000,000	$ 365,325,000,000